SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Summary of Changes in Stock Option Activity

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2015	1,017,332	4.33	33.3	1,507
Granted	383,000	4.48	60.08
Exercised	(129,850)	3.88
Forfeited	(395,232)	4.35

Outstanding at December 31, 2015	875,250	4.45	40	59

Vested and expected to vest at December 31, 2015	705,600	4.38	42.7	59

Exercisable at December 31, 2015	380,083	4.42	8.53	39

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2015	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2015
		(In months)
36,000	4.25	43.03	18,000
291,250	4.35	25.2	213,750
55,000	3.53	17.03	55,000
85,000	5.14	16.03	85,000
25,000	5.16	44.03	8,333
209,000	4.15	56.51	-
150,000	4.96	62.5	-
24,000	4.4	65.23	-

875,250		40	380,083